File No. 333-17391
                                                                     811-07959
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                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549


                                    FORM N-1A

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933        o
                          Pre-Effective Amendment No.                      o


                       Post-Effective Amendment No. 6                      x


               REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
                                  ACT OF 1940                              o


                               Amendment No. 8                             x


                              ADVISORS SERIES TRUST
               (Exact name of registrant as specified in charter)

                       4455 E. Camelback Road, Suite 261E
                                Phoenix, AZ 85018
              (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number (including area code): (602) 952-1100


                               ROBERT H. WADSWORTH
                              Advisors Series Trust
                       4455 E. Camelback Road, Suite 261E
                                Phoenix, AZ 85018
               (Name and address of agent for service of process)


Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of the registration statement.

It is proposed that this filing will become effective  (check  appropriate box)

|_| Immediately upon filing pursuant to paragraph (b)

|_| On          pursuant to paragraph (b)

|_| 60 days after filing pursuant to paragraph (a)(1)

|_| On             pursuant to paragraph (a)(1)

|X| 75 days after filing pursuant to paragraph (a)(2)

|_| On             pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

|_| this post-effective amendment designates a new effective date for a previously filed post-effective amendment.
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         Pursuant  to Rule  24f-2  under  the  Investment  Company  Act of 1940,
Registrant has previously elected to register an indefinite number of shares of beneficial interest, $.001.

         The Registrant has not yet filed a 24f-2 Notice.
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                 Preliminary Prospectus dated September 19, 1997
                              SUBJECT TO COMPLETION

A registration statement relating to these securities has been filed with the Securities and Exchange Commission but has not yet become effective. Information contained herein is subject to completion or amendment. These securities may not be sold nor may offers to buy be accepted prior to the time the registration statement becomes effective. This prospectus shall not constitute an offer to sell or the solicitation of an offer to buy nor shall there be any sale of these securities in any jurisdiction in which such offer, solicitation or sale would be unlawful prior to registration or qualification under the securities laws of any such jurisdiction.

                             Edgar Lomax Value Fund
                         6564 Loisdale Court, Suite 310
                              Springfield, VA 22150
                                 (800) 000-0000

                                   PROSPECTUS


         The Edgar Lomax Value Fund (the "Fund") is a mutual fund with the investment objective of growth of capital and a secondary objective of providing income. The Fund attempts to achieve its objectives by investing in equity securities. See "Investment Objectives and Policies." There can be no assurance that the Fund will achieve its investment objectives.

         This Prospectus sets forth basic information about the Fund that prospective investors should know before investing. It should be read and retained for future reference. The Fund is a separate series of Advisors Series Trust (the "Trust"), an open-end registered management investment company. A Statement of Additional Information (the "SAI") dated December , 1997 has been filed with the Securities and Exchange Commission and is incorporated herein by reference. This SAI is available without charge upon request to the Fund at the address given above.

These securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Securities and Exchange Commission passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

                                                  December , 1997

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                                                 Table of Contents

Expense Table.....................................................        2
Investment Objective and Policies.................................        3
Management of the Fund............................................        4
Investor Guide....................................................        5
Services Available to Shareholders................................        7
How to Redeem Your Shares.........................................        7
Distributions and Taxes...........................................        9
General Information...............................................       10

                                                   Expense Table

Expenses are one of several factors to consider when investing in the Fund. There are two types of expenses involved: shareholder transaction expenses, such as sales loads, and annual operating expenses, such as investment advisory fees. The Fund is a no-load mutual fund and has no shareholder transaction expenses.

Annual Operating Expenses
   (As a percentage of average net assets)

Investment Advisory Fees                                              1.00%
Other Expenses (net of fee waivers and expense reimbursements) (1)    0.75%
                                                                      ----
Total Fund Operating Expenses (2)                                     1.75%
                                                                      ====

(1) Other Expenses are estimated for the first fiscal year of the Fund.

(2) Total Operating Expenses are not expected to exceed 1.75% of average net assets annually, but in the event that they do, the Advisor has agreed to reduce its fees to insure that the expenses for the Fund will not exceed 1.75%. The Advisor has also agreed to limit the Fund's expenses to 1.50% once the Fund's total net assets If the Advisor did not limit the Fund's expenses, it is expected that "Other Expenses" in the above table would be 1.45% and "Total Operating Expenses" would be 2.40%. If the Advisor does waive any of its fees, the Fund may reimburse the Advisor in future years. See "Management of the Fund."

The purpose of the above fee table is to provide an understanding of the various annual operating expenses which may be borne directly or indirectly by an investment in the Fund.
Actual expenses may be more or less than those shown.

Example

This table illustrates the net operating expenses that would be incurred by an investment in the Fund over different time periods assuming a $1,000 investment, a 5% annual return, and redemption at the end of each time period. 1 Year 3 Years $18 $55

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The Example  shown above should not be  considered a  representation  of past or future expenses and actual expenses may be greater or less than those shown. In addition, federal regulations require the Example to assume a 5% annual return, but the Fund's actual return may be higher or lower. See "Management of the Fund."

The minimum initial investment in the Fund is $2,500, with subsequent minimum investments of $100 or more ($1,000 and $100, respectively, for retirement plans). Shares will be redeemed at their net asset value.

                                        Investment Objectives And Policies

What are the Fund's investment objectives?

The investment objective of the Fund is to seek growth of capital, with secondary objective of providing income. There can be no assurance that the Fund will achieve its objectives.

How does the Fund seek to achieve its objectives?

The Edgar Lomax Company (the "Advisor") uses a disciplined approach to select equity securities for the Fund's portfolio that it believes are undervalued, reasonably priced and have prospects for continued consistent growth. The Advisor uses fundamental analysis of financial statements to select stocks of issuers which have low price/earnings and price/book ratios as well as strong balance sheet ratios and high and/or stable dividend yields.

The Fund will invest primarily in large, well-recognized companies. Currently, the Advisor expects the Fund's portfolio to hold at least 20% of the stocks comprising the Standard & Poor's 100 Index, a capitalization-weighted index of 100 stocks from a broad range of industries. The Advisor does not expect the Fund's annual turnover rate to exceed 50%.

There is, of course, no assurance that the Fund's objectives will be achieved. Because prices of common stocks and other securities fluctuate, the value of an investment in the Fund will vary as the market value of its investment portfolio changes.

Other securities the Fund might purchase.

Under normal market conditions, the Fund will invest at least 85% of its total assets in equity securities, consisting of common stocks and securities having the characteristics of common stocks, such as convertible securities, rights and warrants. If the Advisor believes that market conditions warrant a temporary defensive posture, the Fund may invest without limit in high quality, short-term debt securities and money market instruments. These short-term debt securities and money market instruments include commercial paper, certificates of deposit, bankers' acceptances, U.S. Government securities and repurchase agreements.

Investment restrictions.

The Fund has adopted certain investment restrictions, which are described fully in the SAI. Like the Fund's investment objective, certain of these restrictions are fundamental and may be changed only by a majority vote of the Fund's outstanding shares. As a fundamental policy, the Fund is a diversified fund.

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                                              Management of The Fund

The Board of Trustees of the Trust establishes the Fund's policies and supervises and reviews the management of the Fund.
The Advisor.

The Fund's Advisor, The Edgar Lomax Company, 6564 Loisdale Court, Suite 310, Springfield, Virginia 22150, has provided asset management services to
individuals  and  institutional   investors  since  1986.  Randall  R.  Eley  is
principally responsible for the management of the Fund's portfolio. Mr. Eley (who controls the Advisor) is the President and Chief Investment Officer of the Advisor and has been active in the investment field professionally since the Advisor was founded.

The Advisor provides the Fund with advice on buying and selling securities, manages the investments of the Fund, furnishes the Fund with office space and certain administrative services, and provides most of the personnel needed by the Fund. As compensation, the Fund pays the Advisor a monthly management fee based upon the average daily net assets of the Fund at the annual rate of 1.00%.

Prior Performance of the Advisor.
The following table sets forth composite performance data relating to the historical performance of private accounts, each of which exceeds $1 million in market value, managed by the Advisor for the periods indicated, that have investment objectives, policies, strategies and risks substantially similar to those of the Fund. The data is provided to illustrate the past performance of the Advisor in managing substantially similar accounts as measured against a market index and does not represent the performance of the Fund. You should not consider this performance data as an indication of future performance of the Fund or of the Advisor. The composite performance data shown below were calculated in accordance with recommended standards of the Association for Investment Management and Research (AIMR*), retroactively applied to all time periods. All returns presented were calculated on a total return basis and include all dividends and interest, accrued income and realized and unrealized gains and losses. All returns reflect the deduction of investment advisory fees, brokerage commissions and execution costs paid by private accounts of the Advisor without provision for federal or state income taxes. Custodial fees, if any, were generally not included in the calculation. The Advisor's composite includes all actual, fee-paying, discretionary private accounts managed by the Advisor that have investment objectives, policies, strategies and risks substantially similar to those of the Fund. Securities transactions are accounted for on the trade date and accrual accounting is used. Cash
-------
* AIMR is a non-profit membership and education organization with more than 60,000 members worldwide that, among other things, has formulated a set of performance presentation standards for investment advisers. These AIMR performance presentation standards are intended to (i) promote full and fair presentations by investment advisers of their performance results, and (ii) ensure uniformity in reporting so that performance results of investment advisers are directly comparable.

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and equivalents are included in performance  returns. The monthly returns of the
Advisor's composite combine the individual accounts' returns (calculated on a time-weighted rate of return that is revalued whenever cash flows exceed 10% of an account's value at the beginning of the period) by asset-weighting each individual account's asset value as of the beginning of the month. Quarterly and yearly returns are calculated by geometrically linking the monthly and quarterly returns, respectively. The private accounts that are included in the Advisor's composite are not subject to the same types of expenses to which the Fund is subject nor to the diversification requirements, specific tax restrictions and investment limitations imposed on the Fund by the Investment Company Act or the Internal Revenue Code. Consequently, the performance results for the Advisor's composite could have been adversely affected if the private accounts included in the composite had been regulated as investment companies. The investment results of the Advisor's composite presented below have been reviewed and verified (for an AIMR Level II examination) by an independent auditing firm, to be computed in accordance with Performance Presentation Standards of AIMR, but they are not intended to predict or suggest the returns that might by experienced by the Fund or an individual investing in the Fund. Investors should also be aware that the use of a methodology different from that used below to calculate performance could result in different performance data. The performance figures for the period beginning January 1, 1997 have not yet been reviewed by the independent auditing firm. Annualized Total Return: For Year ended Advisor's Composite S&P 500* December 31, 1994 3.38% 1.30% December 31, 1995 45.74% 37.53% December 31,
1996 22.04%  22.99% For the period  January 1 - June 30,  1997**  13.77%  20.54%
Cumulative Total Return: January 1,1994 - June 30, 1997 109.21% 106.54%
  *      The Standard & Poor's 500 Composite Stock Price Index, known as the S&P
         500,  is  an  unmanaged  market   value-weighted  index  consisting  of
         representative samples of stocks within important industry groups within the U.S. economy. It includes dividends and distributions, but does not reflect fees, brokerage commissions or other expenses of investing.
**       Not annualized.
The Administrator.
Investment Company Administration Corporation (the "Administrator") prepares various federal and state regulatory filings, reports and returns for the Fund, prepares reports and materials to be supplied to the trustees, monitors the activities of the Fund's custodian, shareholder servicing

5

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agent and  accountants,  and  coordinates  the  preparation  and payment of Fund expenses and reviews the Fund's expense accruals. For its services, the Administrator receives a monthly fee at the annual rate of 0.20% of average total net assets, subject to a $30,000 annual minimum.
Other operating expenses.
The Fund is responsible for its own operating expenses, including but not limited to, the advisory and administration fees, custody and shareholder
servicing  agent  fees,   legal  and  auditing   expenses,   federal  and  state
registration fees, and fees to the Trust's disinterested trustees. The Advisor may reduce its fees or reimburse the Fund for expenses at any time in order to reduce the Fund's expenses. Reductions made by the Advisor in its fees or payments or reimbursements of expenses which are the Fund's obligation are subject to reimbursement by the Fund provided the Fund is able to do so and remain in compliance with any applicable expense limitations.
Brokerage transactions.
The Advisor considers a number of factors in determining which brokers or dealers to use for the Fund's portfolio transactions. While these are more fully discussed in the Statement of Additional Information, the factors include, but are not limited to, the reasonableness of commissions, quality of services and execution, and the availability of research which the Advisor may lawfully and appropriately use in its investment advisory capacities. Provided the Fund receives prompt execution at competitive prices, the Advisor may also consider the sale of Fund shares as a factor in selecting broker-dealers for the Fund's portfolio transactions.
                                                  INVESTOR GUIDE
How to purchase shares of the Fund.
There are several ways to purchase shares of the Fund. An Application Form, which accompanies this Prospectus, is used if you send money directly to the Fund by mail or by wire. If you have questions about how to invest, or about how to complete the Application Form, please call an account representative at (800) 000-0000. First Fund Distributors, Inc., 4455 E. Camelback Road, Suite 261E, Phoenix, Arizona 85018, an affiliate of the Administrator, is the principal underwriter ("Distributor") of the Fund's shares. You may send money to the Fund by mail. If you wish to invest by mail, simply complete the Application Form and mail it with a check (made payable to Edgar Lomax Value Fund) to the Fund's Shareholder Servicing Agent, American Data Services, Inc. at the following address:
         Edgar Lomax Value Fund
         P.O. Box 000
         Cincinnati, OH 45264-0856
You may wire money to the Fund.
Before sending a wire, you should call the Fund at (800) 000-0000 between 9:00 a.m. and 5:00 p.m., Eastern time, on a day when the New York Stock Exchange ("NYSE") is open for trading, in order to receive an account number. It is important to call and receive this account number, because if your wire is sent without it or without the name of the Fund, there may be a delay in

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investing the money you wire. You should then ask your bank to wire money to:
         Star Bank, N.A. Cinti/Trust
         ABA # 0420-0001-3
         for credit to Edgar Lomax Value Fund
         DDA #
         for further credit to [your name and account
                  number]
Your bank may charge you a fee for sending a wire to the Fund. You may purchase shares through an investment dealer.
You may be able to invest in shares of the Fund through an investment dealer, if the dealer has made arrangements with the Distributor. The dealer may place an order for you with the Fund; the price you will pay will be the net asset value which is next calculated after receipt of the order from the dealer. It is the responsibility of the dealer to place your order promptly. A dealer may charge you a fee for placing your order, but you could avoid paying such a fee by sending an Application Form and payment directly to the Fund. The dealer may also hold the shares you purchase in its omnibus account rather than in your name in the records of the Fund's transfer agent. The Fund may reimburse the dealer for maintaining records of your account as well as for other services provided to you. Your dealer is responsible for sending your money to the Fund promptly after placing the order to purchase shares, and the Fund may cancel the order if payment is not received from the dealer promptly. Minimum investments. The minimum initial investment in the Fund is $2,500. The minimum subsequent investment is $100. However, if you are investing in an Individual Retirement Account ("IRA"), or you are starting a Check-A-Matic Investing Plan (see below), the minimum initial and subsequent investments are $1,000 and $100, respectively. Subsequent investments. You may purchase additional shares of the Fund by sending a check, with the stub from an account statement, to the Fund at the address above. Please also write your account number on the check. If you do not have a stub from an account statement, you can write your name, address and account number on a separate piece of paper and enclose it with your check. If you want to send additional money for investment by wire, it is important for you to call the Fund at (800) 000-0000. You may also make additional purchases through an investment dealer, as described above. When is money invested in the Fund? Any money received for investment in the Fund from an investor, whether sent by check or by wire, is invested at the net asset value of the Fund which is next calculated after the money is received (assuming the check or wire correctly identifies the Fund and account). Orders received from dealers are invested at the net asset value next calculated after the order is received. The net

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asset value is calculated at the close of regular trading of the NYSE, currently
4:00 p.m., Eastern time. A check or wire received after the NYSE closes is invested as of the next calculation of the Fund's net asset value. What is the net asset value of the Fund? The Fund's net asset value per share is calculated by dividing the value of the Fund's total assets, less its liabilities, by the number of its shares outstanding. In calculating the net asset value, portfolio securities are valued using current market values, if available. Securities for which market quotations are not readily available are valued at fair values determined in good faith by or under the supervision of the Board of Trustees of the Trust. The fair value of short-term obligations with remaining maturities of 60 days or less is considered to be their amortized cost. Other information. The Distributor may waive the minimum investment requirements for purchases by certain group or retirement plans. All investments must be made in U.S. dollars, and checks must be drawn on U.S. banks. Third party checks will not be accepted. A charge may be imposed if a check used to make an investment does not clear. The Fund and the Distributor reserve the right to reject any investment, in whole or in part. Federal tax law requires that investors provide a certified taxpayer identification number and other certifications on opening an account in order to avoid backup withholding of taxes. See the Application Form for more information about backup withholding. The Fund is not required to issue share certificates; all shares are normally held in non-certificated form on the books of the Fund, for the account of the shareholder. The Fund, under certain circumstances, may accept investments of securities appropriate for the Fund's portfolio, in lieu of cash. Prior to making such a purchase, you should call the Advisor to determine if such an investment may be made.

                                        Services Available to Shareholders
Retirement Plans
You may obtain a prototype IRA plan from the Fund. Shares of the Fund are also eligible investments for other types of retirement plans. Automatic investing by check You may make regular monthly investments in the Fund using the "Check-A-Matic Plan." A check is automatically drawn on your personal checking account each month for a predetermined amount (but not less than $100), as if you had written it directly. Upon receipt of the withdrawn funds, the Fund automatically invests the money in additional shares of the Fund at the current net asset value. Applications for this service are available from the Fund. There is no charge by the Fund for this service. The Fund may terminate or modify this privilege at any time, and shareholders may terminate their participation by notifying the Shareholder Servicing Agent in writing, sufficiently in advance of the next withdrawal. Automatic withdrawals The Fund offers a Systematic Withdrawal Program whereby shareholders may request that a check drawn in a predetermined amount be sent to them each month or calendar quarter. To start this

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Program,  your account  must have Fund shares with a value of at least  $10,000, and the minimum amount that may be withdrawn each month or quarter is $50. This Program may be terminated or modified by a shareholder or the Fund at any time without charge or penalty. A withdrawal under the Systematic Withdrawal Program involves a redemption of shares of the Fund, and may result in a gain or loss for federal income tax purposes. In addition, if the amount withdrawn exceeds the dividends credited to your account, the account ultimately may be depleted.

                                             How to Redeem Your Shares
You have the right to redeem all or any portion of your shares of the Fund at their net asset value on each day the NYSE is open for trading.
Redemption in writing.
You may redeem your shares by simply sending a written request to the Fund. You should give your account number and state whether you want all or part of your shares redeemed. The letter should be signed by all of the shareholders whose names appear in the account registration. You should send your redemption request to:
         Edgar Lomax Value Fund
         24 West Carver Street, 2nd Floor
         Huntington, NY 11743
Signature guarantee.
If the value of the shares you wish to redeem exceeds $5,000, the signatures on the redemption request must be guaranteed by an "eligible guarantor institution." These institutions include banks, broker-dealers, credit unions and savings institutions. A broker-dealer guaranteeing a signature must be a member of a clearing corporation or maintain net capital of at least $100,000. Credit unions must be authorized to issue signature guarantees. Signature guarantees will be accepted from any eligible guarantor institution which participates in a signature guarantee program. A notary public is not an acceptable guarantor. Redemption by telephone. If you complete the Redemption by Telephone portion of the Fund's Application Form, you may redeem shares on any business day the NYSE is open by calling the Fund's Shareholder Servicing Agent at (800) 000-0000 before 4:00 p.m. Eastern time. Redemption proceeds will be mailed or wired, at your direction, on the next business day to the bank account you designated on the Application Form. The minimum amount that may be wired is $1,000 (wire charges, if any, will be deducted from redemption proceeds). Telephone redemptions cannot be made for IRA accounts. By establishing telephone redemption privileges, you authorize the Fund and its Shareholder Servicing Agent to act upon the instruction of any person who makes the telephone call to redeem shares from your account and transfer the proceeds to the bank account designated in the Application Form. The Fund and the Shareholder Servicing Agent will use procedures to confirm that redemption instructions received by telephone are genuine, including recording of telephone instructions and requiring a form of personal identification before acting on these instructions. If these normal identification procedures are followed, neither the Fund nor the Shareholder

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Servicing  Agent will be liable for any loss,  liability,  or cost which results from acting upon instructions of a person believed to be a shareholder with respect to the telephone redemption privilege. The Fund may change, modify, or terminate these privileges at any time upon at least 60-days' notice to shareholders. You may request telephone redemption privileges after your account is opened; however, the authorization form will require a separate signature guarantee. Shareholders may experience delays in exercising telephone redemption privileges during periods of abnormal market activity. What price is used for a redemption? The redemption price is the net asset value of the Fund's shares, next determined after shares are validly tendered for redemption. All signatures of account holders must be included in the request, and a signature guarantee, if required, must also be included for the request to be valid. When are redemption payments made? As noted above, redemption payments for telephone redemptions are sent on the day after the telephone call is received. Payments for redemptions sent in writing are normally made promptly, but no later than seven days after the receipt of a request that meets requirements described above. However, the Fund may suspend the right of redemption under certain extraordinary circumstances in accordance with rules of the Securities and Exchange Commission. If shares were purchased by wire, they cannot be redeemed until the day after the Application Form is received. If shares were purchased by check and then redeemed shortly after the check is received, the Fund may delay sending the redemption proceeds until it has been notified that the check used to purchase the shares has been collected, a process which may take up to 15 days. This delay may be avoided by investing by wire or by using a certified or official bank check to make the purchase. Repurchases from dealers The Fund may accept orders to repurchase shares from an investment dealer on behalf of a dealer's customers. The net asset value for a repurchase is that next calculated after receipt of the order from the dealer. The dealer is responsible for forwarding any documents required in connection with a redemption, including a signature guarantee, promptly, and the Fund may cancel the order if these documents are not received promptly. Other information about redemptions. A redemption may result in recognition of a gain or loss for federal income tax purposes. Due to the relatively high cost of maintaining smaller accounts, the shares in your account (unless it is a retirement plan or Uniform Gifts or Transfers to Minors Act account) may be redeemed by the Fund if, due to redemptions you have made, the total value of your account is reduced to less than $500. If the Fund determines to make such an involuntary redemption, you will first be notified that the value of your account is less than $500, and you will be allowed 30 days to make an additional investment to bring the value of your account to at least $500 before the Fund takes any action.

                                              Distributions and Taxes
Dividends and other distributions.
Dividends from net investment income, if any, are normally declared and paid by the Fund in December. Capital gains distributions, if any, are also normally made in December, but the Fund may make an additional payment of dividends or distributions if it deems it desirable at another time during any year.
Dividends and capital gain distributions (net of any required tax withholding) are automatically reinvested in additional shares of the Fund at the net asset value per share on the reinvestment date unless you have previously requested in writing to the Shareholder Servicing Agent that payment be made in cash. Any dividend or distribution paid by the Fund has the effect of reducing the net asset value per share on the record date by the amount of the dividend or distribution. You should note that a dividend or distribution paid on shares purchased shortly before that dividend or distribution was declared will be subject to income taxes even though the dividend or distribution represents, in substance, a partial return of capital to you. Taxes The Fund intends to qualify and elect to be treated as a regulated investment company under Subchapter M of the Code. As long as the Fund continues to qualify, and as long as the Fund distributes all of its income each year to the shareholders, the Fund will not be subject to any federal income or excise taxes. Distributions made by the Fund will be taxable to shareholders whether received in shares (through dividend reinvestment ) or in cash. Distributions derived from net investment income, including net short-term capital gains, are taxable to shareholders as ordinary income. A portion of these distributions may qualify for the intercorporate dividends-received deduction. Distributions designated as capital gains dividends are taxable as long-term capital gains regardless of the length of time shares of the Fund have been held. Although distributions are generally taxable when received, certain distributions made in January are taxable as if received the prior December. You will be informed annually of the amount and nature of the Fund's distributions. Additional information about taxes is set forth in the Statement of Additional Information. You should consult your own advisers concerning federal, state and local taxation of distributions from the Fund.
                                                General Information
The Trust.
The Trust was organized as a Delaware business trust on October 3, 1996. The Agreement and Declaration of Trust permits the Board of Trustees to issue an unlimited number of full and fractional shares of beneficial interest, without par value, which may be issued in any number of series. The Board of Trustees may from time to time issue other series, the assets and liabilities of which will be separate and distinct from any other series. The fiscal year of the Fund ends on November 30. Shareholder Rights

Shares issued by the Fund have no preemptive, conversion, or subscription rights. Shareholders have equal and exclusive rights as to dividends and distributions as declared by the Fund and to the net assets of the Fund upon liquidation or dissolution. The Fund, as a separate series of the Trust, votes separately on matters affecting only the Fund (e.g., approval of the Investment Advisory Agreement); all series of the Trust vote as a single class on matters affecting all series jointly or the Trust as a whole (e.g., election or removal of Trustees). Voting rights are not cumulative, so that the holders of more than 50% of the shares voting in any election of Trustees can, if they so choose, elect all of the Trustees. While the Trust is not required and does not intend to hold annual meetings of shareholders, such meetings may be called by the Trustees in their discretion, or upon demand by the holders of 10% or more of the outstanding shares of the Trust for the purpose of electing or removing Trustees. Performance Information. From time to time, the Fund may publish its total return in advertisements and communications to investors. Total return information will include the Fund's average annual compounded rate of return over the most recent four calendar quarters and over the period from the Fund's inception of operations. The Fund may also advertise aggregate and average total return information over different periods of time. The Fund's total return will be based upon the value of the shares acquired through a hypothetical $1,000 investment at the beginning of the specified period and the net asset value of those shares at the end of the period, assuming reinvestment of all distributions. Total return figures will reflect all recurring charges against Fund income. You should note that the investment results of the Fund will fluctuate over time, and any presentation of the Fund's total return for any prior period should not be considered as a representation of what an investor's total return may be in any future period. Shareholder Inquiries. Shareholder inquiries should be directed to the Shareholder Servicing Agent at (800) 000-0000.

          Subject to Completion. Preliminary Statement of Additional Information dated September 19, 1997 Information contained herein is subject to completion or amendment. A registration statement relating to these securities has been filed with the Securities and Exchange Commission. These securities may not be sold nor may any offers to buy be accepted prior to the time the registration statement becomes effective. This Statement of Additional Information does not constitute a prospectus.

                           The Edgar Lomax Value Fund

                       Statement of Additional Information

                              Dated December , 1997

This Statement of Additional Information is not a prospectus, and it should be read in conjunction with the prospectus dated December , 1997, as may be amended from time to time, of the Edgar Lomax Value Fund (the "Fund"), a series of Advisors Series Trust (the "Trust"). The Edgar Lomax Company (the "Advisor") is the Advisor to the Fund. A copy of the prospectus may be obtained from the Fund at 6564 Loisdale Court, Suite 310, Springfield, VA 22150; telephone (800) - .

                                                 TABLE OF CONTENTS

                                                                           Cross-reference to sections
                                                           Page              in the prospectus



Investment Objective and Policies....................      B-2       Investment Objective and Policies

Management...........................................      B-6       Management of the Fund

Portfolio Transactions and Brokerage.................      B-9       Management of the Fund

Net Asset Value......................................      B-9       Investor Guide

Taxation  ...........................................     B-10       Distributions and Taxes

Dividends and Distributions..........................     B-11       Distributions and Taxes

Performance Information..............................     B-12       General Information

General Information..................................     B-13       General Information

Appendix.............................................     B-13       Not applicable

                                        INVESTMENT OBJECTIVES AND POLICIES
         The investment objective of the Fund is growth of capital, with a secondary objective of providing income. There is no assurance that the Fund will achieve its objective. The discussion below supplements information contained in the prospectus as to investment policies of the Fund.

Convertible Securities and Warrants

         The Fund may invest in convertible securities and warrants. A convertible security is a fixed income security (a debt instrument or a preferred stock) which may be converted at a stated price within a specified period of time into a certain quantity of the common stock of the same or a different issuer. Convertible securities are senior to common stocks in an issuer's capital structure, but are usually subordinated to similar non-convertible securities. While providing a fixed income stream (generally higher in yield than the income derivable from common stock but lower than that afforded by a similar nonconvertible security), a convertible security also gives an investor the opportunity, through its conversion feature, to participate in the capital appreciation of the issuing company depending upon a market price advance in the convertible security's underlying common stock.

         A warrant gives the holder a right to purchase at any time during a specified period a predetermined number of shares of common stock at a fixed price. Unlike convertible debt securities or preferred stock, warrants do not pay a fixed dividend. Investments in warrants involve certain risks, including the possible lack of a liquid market for resale of the warrants, potential price fluctuations as a result of speculation or other factors, and failure of the price of the underlying security to reach or have reasonable prospects of reaching a level at which the warrant can be prudently exercised (in which event the warrant may expire without being exercised, resulting in a loss of the Fund's entire investment therein).

Short-Term Investments

         The Fund may invest in any of the following securities and instruments:

         Bank Certificates of Deposit, Bankers' Acceptances and Time Deposits. The Fund may acquire certificates of deposit, bankers' acceptances and time deposits. Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return. Bankers' acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are "accepted" by a bank, meaning in effect that the bank unconditionally agrees to pay the face value of the instrument on maturity. Certificates of deposit and bankers' acceptances acquired by the Fund will be dollar-denominated obligations of domestic or foreign banks or financial institutions which at the time of purchase have capital, surplus and undivided profits in excess of $100 million (including assets of both domestic and foreign branches), based on latest published reports, or less than $100 million if the principal amount of such bank obligations are fully insured by the U.S.
Government.  If the  Fund  holds  instruments  of  foreign  banks  or  financial institutions, it may be subject to additional investment risks that are different in some respects from those incurred by a fund which invests only in debt obligations of U.S. domestic issuers. See "Foreign Investments" below. Such risks include future political and economic developments, the possible imposition of withholding taxes by the particular country in which the issuer is located on interest income payable on the securities, the possible seizure or nationalization of foreign deposits, the possible establishment of exchange controls, or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on these securities.

         Domestic banks and foreign banks are subject to different governmental regulations with respect to the amount and types of loans which may be made and interest rates which may be charged. In addition, the profitability of the banking industry depends largely upon the availability and cost of funds for the purpose of financing lending operations under prevailing money market conditions. General economic conditions as well as exposure to credit losses arising from possible financial difficulties of borrowers play an important part in the operations of the banking industry.

         As a result of federal and state laws and regulations, domestic banks are, among other things, required to maintain specified levels of reserves, limited in the amount which they can loan to a single borrower, and subject to other regulations designed to promote financial soundness. However, such laws and regulations do not necessarily apply to foreign bank obligations that the Fund may acquire.

         In addition to purchasing certificates of deposit and bankers' acceptances, to the extent permitted under its investment objectives and policies stated above and in its prospectus, the Fund may make interest-bearing time or other interest-bearing deposits in commercial or savings banks. Time deposits are non-negotiable deposits maintained at a banking institution for a specified period of time at a specified interest rate.

         Savings Association Obligations. The Fund may invest in certificates of deposit (interest-bearing time deposits) issued by savings banks or savings and loan associations that have capital, surplus and undivided profits in excess of $100 million, based on latest published reports, or less than $100 million if the principal amount of such obligations is fully insured by the U.S. Government.

         Commercial Paper, Short-Term Notes and Other Corporate Obligations. The Fund may invest a portion of its assets in commercial paper and short-term notes. Commercial paper consists of unsecured promissory notes issued by corporations. Issues of commercial paper and short-term notes will normally have maturities of less than nine months and fixed rates of return, although such instruments may have maturities of up to one year.

         Commercial paper and short-term notes will consist of issues rated at the time of purchase "A-2" or higher by S&P, "Prime-1" or "Prime-2" by Moody's, or similarly rated by another nationally recognized statistical rating organization or, if unrated, will be determined by the Advisor to be of comparable quality. These rating symbols are described in the Appendix.

         Corporate obligations include bonds and notes issued by corporations to finance longer-term credit needs than supported by commercial paper. While such obligations generally have maturities of ten years or more, the Fund may purchase corporate obligations which have remaining maturities of one year or less from the date of purchase and which are rated "AA" or higher by S&P or "Aa" or higher by Moody's.

Government Obligations

         The Fund may make short-term investments in U.S. Government obligations. Such obligations include Treasury bills, certificates of indebtedness, notes and bonds, and issues of such entities as the Government National Mortgage Association ("GNMA"), Export-Import Bank of the United States, Tennessee Valley Authority, Resolution Funding Corporation, Farmers Home
Administration, Federal Home Loan Banks, Federal Intermediate Credit Banks, Federal Farm Credit Banks, Federal Land Banks, Federal Housing Administration, Federal National Mortgage Association ("FNMA"), Federal Home Loan Mortgage Corporation, and the Student Loan Marketing Association.

         Some of these obligations, such as those of the GNMA, are supported by the full faith and credit of the U.S. Treasury; others, such as those of the Export-Import Bank of United States, are supported by the right of the issuer to borrow from the Treasury; others, such as those of the FNMA, are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; still others, such as those of the Student Loan Marketing
Association, are supported only by the credit of the instrumentality. No assurance can be given that the U.S. Government would provide financial support to U.S. Government-sponsored instrumentalities if it is not obligated to do so by law.

         The Fund may invest in sovereign debt obligations of foreign countries. A sovereign debtor's willingness or ability to repay principal and interest in a timely manner may be affected by a number of factors, including its cash flow situation, the extent of its foreign reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the sovereign debtor's policy toward principal international lenders and the political constraints to which it may be subject. Emerging market governments could default on their sovereign debt. Such sovereign debtors also may be dependent on expected disbursements from foreign governments, multilateral agencies and other entities abroad to reduce principal and interest arrearages on their debt. The commitments on the part of these governments, agencies and others to make such disbursements may be conditioned on a sovereign debtor's implementation of economic reforms and/or economic performance and the timely service of such debtor's obligations. Failure to meet such conditions could result in the cancellation of such third parties' commitments to lend funds to the sovereign debtor, which may further impair such debtor's ability or willingness to service its debt in a timely manner.

Foreign Investments and Currencies

         The Fund may invest in securities of foreign issuers, provided that they are publicly traded in the United States.

         Depositary Receipts. Depositary Receipts ("DRs") include American Depositary Receipts ("ADRs"), European

Depositary Receipts ("EDRs"), Global Depositary Receipts ("GDRs") or other forms of depositary receipts. DRs are receipts typically issued in connection with a U.S. or foreign bank or trust company which evidence ownership of underlying securities issued by a foreign corporation.

         Risks of Investing in Foreign Securities. Investments in foreign securities involve certain inherent risks, including the following:

         Political and Economic Factors. Individual foreign economies of certain countries may differ favorably or unfavorably from the United States' economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency, diversification and balance of payments position. The internal politics of certain foreign countries may not be as stable as those of the United States. Governments in certain foreign countries also continue to participate to a significant degree, through ownership interest or regulation, in their respective economies. Action by these governments could include restrictions on foreign investment, nationalization, expropriation of goods or imposition of taxes, and could have a significant effect on market prices of securities and payment of interest. The economies of many foreign countries are heavily dependent upon international trade and are accordingly affected by the trade policies and economic conditions of their trading partners. Enactment by these trading partners of protectionist trade legislation could have a significant adverse effect upon the securities markets of such countries.

         Currency Fluctuations. The Fund may invest in securities denominated in foreign currencies. Accordingly, a change in the value of any such currency against the U.S. dollar will result in a corresponding change in the U.S. dollar value of the Fund's assets denominated in that currency. Such changes will also affect the Fund's income. The value of the Fund's assets may also be affected significantly by currency restrictions and exchange control regulations enacted from time to time.

         Taxes. The interest and dividends payable on certain of the Fund's foreign portfolio securities may be subject to foreign withholding taxes, thus reducing the net amount of income available for distribution to the Fund's shareholders.

Repurchase Agreements

         The Fund may enter into repurchase agreements with respect to its portfolio securities. Pursuant to such agreements, the Fund acquires securities from financial institutions such as banks and broker-dealers as are deemed to be creditworthy by the Advisor, subject to the seller's agreement to repurchase and the Fund's agreement to resell such securities at a mutually agreed upon date and price. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates (which may be more or less than the rate on the underlying portfolio security). Securities subject to repurchase agreements will be held by the Custodian or in the Federal Reserve/Treasury Book-Entry System or an equivalent foreign system. The seller under a repurchase agreement will be required to maintain the value of the underlying securities at not less than 102% of the repurchase price under the agreement. If the seller defaults on its repurchase obligation, the Fund will suffer a loss to the extent that the proceeds from a sale of the underlying securities are less than the repurchase price under the agreement. Bankruptcy or insolvency of such a defaulting seller may cause the Fund's rights with respect to such securities to be delayed or limited.

Repurchase agreements are considered to be loans under the 1940 Act.

When-Issued Securities, Forward Commitments and Delayed Settlements

         The Fund may purchase securities on a "when-issued," forward commitment or delayed settlement basis. In this event, the Custodian will segregate liquid assets equal to the amount of the commitment in a separate account. Normally, the Custodian will set aside portfolio securities to satisfy a purchase commitment. In such a case, the Fund may be required subsequently to segregate additional assets in order to assure that the value of the account remains equal to the amount of the Fund's commitment. It may be expected that the Fund's net assets will fluctuate to a greater degree when it sets aside portfolio securities to cover such purchase commitments than when it sets aside cash.

         The Fund does not intend to engage in these transactions for speculative purposes but only in furtherance of its investment objectives. Because the Fund will segregate liquid assets to satisfy its purchase commitments in the manner described, the Fund's liquidity and the ability of the Advisor to manage it may be affected in the event the Fund's forward commitments, commitments to purchase when-issued securities and delayed settlements ever exceeded 15% of the value of its net assets.

         The Fund will purchase securities on a when-issued, forward commitment or delayed settlement basis only with the intention of completing the transaction. If deemed advisable as a matter of investment strategy, however, the Fund may dispose of or renegotiate a commitment after it is entered into, and may sell securities it has committed to purchase before those securities are delivered to the Fund on the settlement date. In these cases the Fund may realize a taxable capital gain or loss. When the Fund engages in when-issued, forward commitment and delayed settlement transactions, it relies on the other party to consummate the trade. Failure of such party to do so may result in the Fund's incurring a loss or missing an opportunity to obtain a price credited to be advantageous.

         The market value of the securities underlying a when-issued purchase, forward commitment to purchase securities, or a delayed settlement and any subsequent fluctuations in their market value is taken into account when determining the market value of the Fund starting on the day the Fund agrees to purchase the securities. The Fund does not earn interest on the securities it has committed to purchase until they are paid for and delivered on the settlement date.

Illiquid Securities

         The Fund may not invest more than 15% of the value of its net assets in securities that at the time of purchase have legal or contractual restrictions on resale or are otherwise illiquid. The Advisor will monitor the amount of illiquid securities in the Fund's portfolio, under the supervision of the Trust's Board of Trustees, to ensure compliance with the Fund's investment restrictions.

         Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933 (the "Securities Act"), securities which are otherwise not readily marketable and repurchase agreements having a maturity of longer than seven days. Securities which have not been registered under the Securities Act are referred to as private placement or restricted securities and are purchased directly from the issuer or in the secondary market. Mutual funds do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities and the Fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemption requests within seven days. The Fund might also have to register such restricted securities in order to dispose of them, resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

         In recent years, however, a large institutional market has developed for certain securities that are not registered under the Securities Act, including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer's ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of such investments. If such securities are subject to purchase by institutional buyers in accordance with Rule 144A promulgated by the Commission under the Securities Act, the Trust's Board of Trustees may determine that such securities are not illiquid securities notwithstanding their legal or contractual restrictions on resale. In all other cases, however, securities subject to restrictions on resale will be deemed illiquid.

Investment Restrictions

         The Trust (on behalf of the Fund) has adopted the following restrictions as fundamental policies, which may not be changed without the favorable vote of the holders of a "majority," as defined in the 1940 Act, of the outstanding voting securities of the Fund. Under the 1940 Act, the "vote of the holders of a majority of the outstanding voting securities" means the vote of the holders of the lesser of (i) 67% of the shares of the Fund represented at a meeting at which the holders of more than 50% of its outstanding shares are represented or (ii) more than 50% of the outstanding shares of the Fund.

         As a matter of fundamental policy, the Fund is diversified. The Fund's investment objective is also fundamental.

         In addition, the Fund may not:

         1. Issue senior securities, borrow money or pledge its assets, except that (i) the Fund may borrow from banks in amounts not exceeding one-third of its total assets (not including the amount borrowed); and (ii) this restriction shall not prohibit the Fund from engaging in options transactions or short sales;

         2. Purchase securities on margin, except such short-term credits as may be necessary for the clearance of transactions and except that the Fund may borrow money from banks to purchase securities;

         3. Act as underwriter (except to the extent the Fund may be deemed to be an underwriter in connection with the sale of securities in its investment portfolio);

         4. Invest 25% or more of its total assets, calculated at the time of purchase and taken at market value, in any one industry (other than U.S. Government securities);

         5. Purchase or sell real estate or interests in real estate or real estate limited partnerships (although the Fund may purchase and sell securities which are secured by real estate and securities of companies which invest or deal in real estate);

         6. Purchase or sell commodities or commodity futures contracts;

         7. Make loans of money (except for purchases of debt securities consistent with the investment policies of the Fund and except for repurchase agreements); or

        8. Make investments for the purpose of exercising control or management.

         The Fund observes the following restrictions as a matter of operating but not fundamental policy, pursuant to positions taken by federal regulatory authorities:

         The Fund may not:

         1. Invest in the securities of other investment companies or purchase any other investment company's voting securities or make any other investment in other investment companies except to the extent permitted by federal law;

         2. Invest more than 15% of its assets in securities which are restricted as to disposition or otherwise are illiquid or have no readily available market (except for securities which are determined by the Board of Trustees to be liquid);

         3. Make loans of securities; or

         4. Notwithstanding fundamental restriction 1 above, borrow money, except from banks for temporary or emergency purposes, and in amounts not to exceed 5% of total net assets, and subject to the further restriction that no additional investment in securities will be made while any such loan is outstanding.



                                                    MANAGEMENT

         The overall management of the business and affairs of the Trust is vested with its Board of Trustees. The Board approves all significant agreements between the Trust and persons or companies furnishing services to it, including the agreements with the Advisor, Administrator, Custodian and Transfer Agent. The day to day operations of the Trust are delegated to its officers, subject to the Fund's investment objectives and policies and to general supervision by the Board of Trustees.

         The Trustees and officers of the Trust, their ages and positions with the Trust, their business addresses and principal occupations during the past five years are:


Name, address and age            Position        Principal Occupation During Past Five Years
Walter E. Auch, Sr. (75)         Trustee         Director, Geotech Communications, Inc., Nicholas-Applegate
6001 N. 62d Place                                Investment Trust, Brinson Funds (since 1994), Smith Barney Trak
Paradise Valley, AZ 85253                        Fund, Pimco Advisors L.P., Banyan Realty Trust, Banyan Land Fund
                                                 II and Legend Properties.

Eric M. Banhazl (40)*            Trustee,        Senior Vice President, Investment Company Administration
2025 E. Financial Way            President and   Corporation; Vice President, First Fund Distributors; President,
Glendora, CA 91740               Treasurer       RNC Mutual Fund Group; Treasurer, Guinness Flight Investment
                                                 Funds, Inc. and Professionally Managed Portfolios.

                                                      B-6




Donald E. O'Connor (60) Trustee Retired;  formerly  Executive Vice President and
Chief  Operating  Officer  1700 Taylor  Avenue of ICI Mutual  Insurance  Company
(until January,  1997),  Vice President,  Fort Washington MD, 20744  Operations,
Investment Company Institute (until June, 1993).

George T. Wofford III (57) Trustee Vice President, Information Services, Federal
Home  Loan  Bank of San 305  Glendora  Circle  Francisco  (since  March,  1993);
formerly  Director  of  Management  Danville,  CA  94526  Information  Services,
Morrison & Foerster (law firm).

Steven J. Paggioli (47)          Vice            Executive Vice President, Robert H. Wadsworth & Associates, Inc.
479 W. 22d Street                President       and Investment Company Administration Corporation; Vice President
New York, NY 10011                               First Fund Distributors, Inc.; President and Trustee, Professionally
                                                 Managed Portfolios; Director, Managers Funds, Inc.

Robert H. Wadsworth (57)         Vice            President, Robert H. Wadsworth & Associates, Inc., Investment
4455 E. Camelback Road           President       Company Administration Corporation and First Fund Distributors, Inc.;
Suite 261E                                       Vice President, Professionally Managed Portfolios; President, Guinness
Phoenix, AZ 85018                                Flight Investment Funds, Inc.; Director, Germany Fund, Inc., New
                                                 Germany Fund, Inc. and Central European Equity Fund, Inc.

Chris O. Kissack (48)            Secretary       Employed by Investment Company Administration Corporation (since
4455 E. Camelback Road, 261E                     July, 1996); formerly employed by Bank One, N.A. (from August, 1995
Phoenix, AZ 85018                                until July, 1996); O'Connor, Cavanagh,  Anderson, Killingsworth and
                                                 Beshears   (law  firm)   (until August, 1995) .

* denotes Trustee who is an "interested person" of the Trust under the 1940 Act.

Name and Position                      Aggregate Compensation from The Trust*

Walter E. Auch, Sr., Trustee           $5,000

Donald E. O'Connor, Trustee            $5,000

George T. Wofford III, Trustee         $5,000

*Estimated for the current fiscal year. The Trust has no pension or retirement plan. No other entity affiliated with the Trust pays any compensation to the Trustees.

The Advisor

         Subject to the supervision of the Board of Trustees, investment management and related services are provided by the Advisor, pursuant to an Investment Advisory Agreement (the "Advisory Agreement").

         Under the Advisory Agreement, the Advisor agrees to invest the assets of the Fund in accordance with the investment objectives, policies and restrictions of the Fund as set forth in the Fund's and Trust's governing documents, including, without limitation, the Trust's Agreement and Declaration of Trust and By-Laws; the Fund's prospectus, statement of additional information, and undertakings; and such other limitations, policies and procedures as the Trustees of the Trust may impose from time to time in writing to the Advisor. In providing such services, the Advisor shall at all times adhere to the provisions and restrictions contained in the federal securities laws, applicable state securities laws, the Code, and other applicable law.

         Without limiting the generality of the foregoing, the Advisor has agreed to (i) furnish the Fund with advice and recommendations with respect to the investment of the Fund's assets, (ii) effect the purchase and sale of portfolio securities; (iii) manage and oversee the investments of the Fund, subject to the ultimate supervision and direction of the Trust's Board of Trustees; (iv) vote proxies and take other actions with respect to the Fund's securities; (v) maintain the books and records required to be maintained with respect to the securities in the Fund's portfolio; (vi) furnish reports, statements and other data on securities, economic conditions and other matters related to the investment of the Fund's assets which the Trustees or the officers of the Trust may reasonably request; and (vi) render to the Trust's Board of

Trustees such periodic and special reports as the Board may reasonably request. The Advisor has also agreed, at its own expense, to maintain such staff and employ or retain such personnel and consult with such other persons as it shall from time to time determine to be necessary to the performance of its obligations under the Advisory Agreement. Personnel of the Advisor may serve as officers of the Trust provided they do so without compensation from the Trust. Without limiting the generality of the foregoing, the staff and personnel of the Advisor shall be deemed to include persons employed or retained by the Advisor to furnish statistical information, research, and other factual information, advice regarding economic factors and trends, information with respect to technical and scientific developments, and such other information, advice and assistance as the Advisor or the Trust's Board of Trustees may desire and reasonably request. With respect to the operation of the Fund, the Advisor has agreed to be responsible for the expenses of printing and distributing extra copies of the Fund's prospectus, statement of additional information, and sales and advertising materials (but not the legal, auditing or accounting fees attendant thereto) to prospective investors (but not to existing shareholders); and the costs of any special Board of Trustees meetings or shareholder meetings convened for the primary benefit of the Advisor.

         As compensation for the Advisor's services, the Fund pays it an advisory fee at the rate specified in the prospectus. In addition to the fees payable to the Advisor and the Administrator, the Trust is responsible for its operating expenses, including: fees and expenses incurred in connection with the issuance, registration and transfer of its shares; brokerage and commission expenses; all expenses of transfer, receipt, safekeeping, servicing and accounting for the cash, securities and other property of the Trust for the benefit of the Fund including all fees and expenses of its custodian, shareholder services agent and accounting services agent; interest charges on any borrowings; costs and expenses of pricing and calculating its daily net asset value and of maintaining its books of account required under the 1940 Act; taxes, if any; a pro rata portion of expenditures in connection with meetings of the Fund's shareholders and the Trust's Board of Trustees that are properly payable by the Fund; salaries and expenses of officers and fees and expenses of members of the Trust's Board of Trustees or members of any advisory board or committee who are not members of, affiliated with or interested persons of the Advisor or Administrator; insurance premiums on property or personnel of the Fund which inure to its benefit, including liability and fidelity bond insurance; the cost of preparing and printing reports, proxy statements, prospectuses and statements of additional information of the Fund or other communications for distribution to existing shareholders; legal, auditing and accounting fees; trade association dues; fees and expenses (including legal fees) of registering and maintaining registration of its shares for sale under federal and applicable state and foreign securities laws; all expenses of maintaining and servicing shareholder accounts, including all charges for transfer, shareholder recordkeeping, dividend disbursing, redemption, and other agents for the benefit of the Fund, if any; and all other charges and costs of its operation plus any extraordinary and non-recurring expenses, except as otherwise prescribed in the Advisory Agreement.

         The Advisor may agree to waive certain of its fees or reimburse the Fund for certain expenses, in order to limit the expense ratio of the Fund. In that event, subject to approval by the Trust's Board of Trustees, the Fund may reimburse the Advisor in subsequent years for fees waived and expenses reimbursed, provided the expense ratio before reimbursement is less than the expense limitation in effect at that time.

         Under the Advisory Agreement, the Advisor will not be liable to the Trust or the Fund or any shareholder for any act or omission in the course of, or connected with, rendering services or for any loss sustained by the Trust except in the case of a breach of fiduciary duty with respect to the receipt of compensation for services (in which case any award of damages will be limited as provided in the 1940 Act) or of willful misfeasance, bad faith or gross negligence, or reckless disregard of its obligations and duties under the Agreement.

         The Advisory Agreement will remain in effect for a period not to exceed two years. Thereafter, if not terminated, the Advisory Agreement will continue automatically for successive annual periods, provided that such continuance is specifically approved at least annually (i) by a majority vote of the Independent Trustees cast in person at a meeting called for the purpose of voting on such approval, and (ii) by the Board of Trustees or by vote of a majority of the outstanding voting securities of the Fund.

         The Advisory Agreement is terminable by vote of the Board of Trustees or by the holders of a majority of the outstanding voting securities of the Fund at any time without penalty, on 60 days written notice to the Advisor. The Advisory Agreement also may be terminated by the Advisor on 60 days written notice to the Trust. The Advisory Agreement terminates automatically upon its assignment (as defined in the 1940 Act).

         The Administrator. The Administrator has agreed to be responsible for providing such services as the Trustees may reasonably request, including but not limited to (i) maintaining the Trust's books and records (other than financial or accounting books and records maintained by any custodian, transfer agent or accounting services agent); (ii) overseeing the Trust's insurance relationships; (iii) preparing for the Trust (or assisting counsel and/or auditors in the preparation of) all required tax returns, proxy statements and reports to the Trust's shareholders and Trustees and reports to and other filings with the Commission and any other governmental agency (the Trust agreeing to supply or cause to be supplied to the Administrator all necessary financial and other information in connection with the foregoing); (iv) preparing such applications and reports as may be necessary to permit the offer and sale of the shares of the Trust under the securities or "blue sky" laws of the various states selected by the Trust (the Trust agreeing to pay all filing fees or other similar fees in connection therewith); (v) responding to all inquiries or other communications of shareholders, if any, which are directed to the Administrator, or if any such inquiry or communication is more properly to be responded to by the Trust's custodian, transfer agent or accounting services agent, overseeing their response thereto; (vi) overseeing all relationships between the Trust and any custodian(s), transfer agent(s) and accounting services agent(s), including the negotiation of agreements and the supervision of the performance of such agreements; and (vii) authorizing and directing any of the Administrator's directors, officers and employees who may be elected as Trustees or officers of the Trust to serve in the capacities in which they are elected. All services to be furnished by the Administrator under this Agreement may be furnished through the medium of any such directors, officers or employees of the Administrator.

                                       PORTFOLIO TRANSACTIONS AND BROKERAGE

         The Advisory Agreement states that the Advisor shall be responsible for broker-dealer selection and for negotiation of brokerage commission rates, provided that the Advisor shall not direct orders to an affiliated person of the Advisor without general prior authorization to use such affiliated broker or dealer by the Trust's Board of Trustees. The Advisor's primary consideration in effecting a securities transaction will be execution at the most favorable price. In selecting a broker-dealer to execute each particular transaction, the Advisor may take the following into consideration: the best net price available; the reliability, integrity and financial condition of the broker-dealer; the size of and difficulty in executing the order; and the value of the expected contribution of the broker-dealer to the investment performance of the Fund on a continuing basis. The price to the Fund in any transaction may be less favorable than that available from another broker-dealer if the difference is reasonably justified by other aspects of the portfolio execution services offered.

         Subject to such policies as the Advisor and the Board of Trustees of the Trust may determine, the Advisor shall not be deemed to have acted unlawfully or to have breached any duty created by this Agreement or otherwise solely by reason of its having caused the Fund to pay a broker or dealer that provides (directly or indirectly) brokerage or research services to the Advisor an amount of commission for effecting a portfolio transaction in excess of the amount of commission another broker or dealer would have charged for effecting that transaction, if the Advisor determines in good faith that such amount of commission was reasonable in relation to the value of the brokerage and research services provided by such broker or dealer, viewed in terms of either that particular transaction or the Advisor's overall responsibilities with respect to the Fund. The Advisor is further authorized to allocate the orders placed by it on behalf of the Fund to such brokers or dealers who also provide research or statistical material, or other services, to the Trust, the Advisor, or any affiliate of either. Such allocation shall be in such amounts and proportions as the Advisor shall determine, and the Advisor shall report on such allocations regularly to the Advisor and the Trust, indicating the broker-dealers to whom such allocations have been made and the basis therefor. The Advisor is also authorized to consider sales of shares of the Fund as a factor in the selection of brokers or dealers to execute portfolio transactions, subject to the requirements of best execution, i.e., that such brokers or dealers are able to execute the order promptly and at the best obtainable securities price.

         On occasions when the Advisor deems the purchase or sale of a security to be in the best interest of the Fund as well as other clients of the Advisor, the Advisor, to the extent permitted by applicable laws and regulations, may aggregate the securities to be so purchased or sold in order to obtain the most favorable price or lower brokerage commissions and the most efficient execution. In such event, allocation of the securities so purchased or sold, as well as the expenses incurred in the transaction, will be made by the Advisor in the manner it considers to be the most equitable and consistent with its fiduciary obligations to the Fund and to such other clients.

                                                  NET ASSET VALUE

         The net asset value of the Fund's shares will fluctuate and is determined as of the close of trading on the New York Stock Exchange (the "NYSE") (currently 4:00 p.m. Eastern time) each business day. The NYSE annually announces the days on which it will not be open for trading. The most recent announcement indicates that it will not be open on the following days: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. However, the NYSE may close on days not included in that announcement.

         The net asset value per share is computed by dividing the value of the securities held by the Fund plus any cash or other assets (including interest and dividends accrued but not yet received) minus all liabilities (including accrued expenses) by the total number of shares in the Fund outstanding at such time.

         Generally, the Fund's investments are valued at market value or, in the absence of a market value, at fair value as determined in good faith by the Advisor and the Trust's Valuation Committee pursuant to procedures approved by or under the direction of the Board.

         The Fund's securities, including ADRs, EDRs and GDRs, which are traded on securities exchanges are valued at the last sale price on the exchange on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any reported sales, at the mean between the last available bid and asked price. Securities that are traded on more than one exchange are valued on the exchange determined by the Advisor to be the primary market. Securities traded in the over-the-counter market are valued at the mean between the last available bid and asked price prior to the time of valuation. Securities and assets for which market quotations are not readily available (including restricted securities which are subject to limitations as to their sale) are valued at fair value as determined in good faith by or under the direction of the Board.

         Short-term debt obligations with remaining maturities in excess of 60 days are valued at current market prices, as discussed above. Short-term securities with 60 days or less remaining to maturity are, unless conditions indicate otherwise, amortized to maturity based on their cost to the Fund if acquired within 60 days of maturity or, if already held by the Fund on the 60th day, based on the value determined on the 61st day.

         All other assets of the Fund are valued in such manner as the Board in good faith deems appropriate to reflect their fair value.



                                                     TAXATION

         The Fund will be taxed, under the Code, as a separate entity from any other series of the Trust, and it intends to elect to qualify for treatment as a regulated investment company ("RIC") under Subchapter M of the Code. In each taxable year that the Fund so qualifies, the Fund (but not its shareholders) will be relieved of federal income tax on that part of its investment company taxable income (consisting generally of interest and dividend income, net short-term capital gains and net realized gains from currency transactions) and net capital gain that is distributed to shareholders.

         In order to qualify for treatment as a RIC, the Fund must distribute annually to shareholders at least 90% of its investment company taxable income and must meet several additional requirements. Among these requirements are, in general, the following: (1) at least 90% of the Fund's gross income each taxable year must be derived from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities or foreign currencies, or other income derived with respect to its business of investing in securities or currencies; (2) at the close of each quarter of the Fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. Government securities, securities of other RICs and other securities, limited in respect of any one issuer, to an amount that does not exceed 5% of the value of the Fund's assets and that does not represent more than 10% of the outstanding voting securities of such issuer; and (3) at the close of each quarter of the Fund's taxable year, not more than 25% of the value of its assets may be invested in securities (other than U.S. Government securities or the securities of other RICs) of any one issuer.

         Distributions of net investment income and net realized capital gains by the Fund will be taxable to shareholders whether made in cash or reinvested in shares. In determining amounts of net realized capital gains to be distributed, any capital loss carryovers from prior years will be applied against capital gains. Shareholders receiving distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the net asset value of a share of the Fund on the reinvestment date. Fund distributions also will be included in individual and corporate shareholders' income on which the alternative minimum tax may be imposed.

         The Fund intends to declare and pay dividends and other distributions annually, as stated in the Prospectus. In order to avoid the payment of any federal excise tax based on net income, the Fund must declare on or before December 31 of each year, and pay on or before January 31 of the following year, distributions at least equal to 98% of its ordinary income for that calendar year and at least 98% of the excess of any capital gains over any capital losses realized in the one-year period ending October 31 of that year, together with any undistributed amounts of ordinary income and capital gains (in excess of capital losses) from the previous calendar year.
         The Fund may receive dividend distributions from U.S. corporations. To the extent that the Fund receives such dividends and distributes them to its shareholders, and meets certain other requirements of the Code, corporate shareholders of the Fund may be entitled to the "dividends received" deduction. Availability of the deduction is subject to certain holding period and debt-financing limitations.
         The Fund may be subject to foreign withholding taxes on dividends and interest earned with respect to securities of foreign corporations.
         Redemptions and exchanges of shares of the Fund will result in gains or losses for tax purposes to the extent of the difference between the proceeds and the shareholder's adjusted tax basis for the shares. Any loss realized upon the redemption or exchange of shares within six months from their date of purchase will be treated as a long-term capital loss to the extent of distributions of long-term capital gain dividends with respect to such shares during such six-month period. All or a portion of a loss realized upon the redemption of shares of the Fund may be disallowed to the extent shares of the Fund are purchased (including shares acquired by means of reinvested dividends) within 30 days before or after such redemption.

         Distributions and redemptions may be subject to state and local income taxes, and the treatment thereof may differ from the federal income tax treatment. Foreign taxes may apply to non-U.S. investors.

         The above discussion and the related discussion in the Prospectus are not intended to be complete discussions of all applicable federal tax consequences of an investment in the Fund. The law firm of Paul Hastings Janofsky & Walker LLP has expressed no opinion in respect thereof. Nonresident aliens and foreign persons are subject to different tax rules, and may be subject to withholding of up to 30% on certain payments received from the Fund. Shareholders are advised to consult with their own tax advisers concerning the application of foreign, federal, state and local taxes to an investment in the Fund.


                                            DIVIDENDS AND DISTRIBUTIONS

         Dividends from the Fund's investment company taxable income (whether paid in cash or invested in additional shares) will be taxable to shareholders as ordinary income to the extent of the Fund's earnings and profits. Distributions of the Fund's net capital gain (whether paid in cash or invested in additional shares) will be taxable to shareholders as long-term capital gain, regardless of how long they have held their Fund shares.

         Dividends declared by the Fund in October, November or December of any year and payable to shareholders of record on a date in one of such months will be deemed to have been paid by the Fund and received by the shareholders on the record date if the dividends are paid by the Fund during the following January. Accordingly, such dividends will be taxed to shareholders for the year in which the record date falls.

         The Fund or any securities dealer effecting a redemption of the Fund's shares by a shareholder will be required to file information reports with the IRS with respect to distributions and payments made to the shareholder. In addition, the Fund will be required to withhold federal income tax at the rate of 31% on taxable dividends, redemptions and other payments made to accounts of individual or other non-exempt shareholders who have not furnished their correct taxpayer identification numbers and made certain required certifications on the Account Application Form or with respect to which the Fund or the securities dealer has been notified by the IRS that the number furnished is incorrect or that the account is otherwise subject to withholding. Amounts withheld under these rules will be creditable against a shareholder's federal income tax liability.

                                              PERFORMANCE INFORMATION

Total Return

         Average annual total return quotations used in the Fund's advertising and promotional materials are calculated according to the following formula:

         P(1 + T)n = ERV

where "P" equals a hypothetical initial payment of $1000; "T" equals average annual total return; "n" equals the number of years; and "ERV" equals the ending redeemable value at the end of the period of a hypothetical $1000 payment made at the beginning of the period.

         Under the foregoing formula, the time periods used in advertising will be based on rolling calendar quarters, updated to the last day of the most recent quarter prior to submission of the advertising for publication. Average annual total return, or "T" in the above formula, is computed by finding the average annual compounded rates of return over the period that would equate the initial amount invested to the ending redeemable value. Average annual total return assumes the reinvestment of all dividends and distributions.

Yield

         Annualized yield quotations used in the Fund's advertising and promotional materials are calculated by dividing the Fund's investment income for a specified thirty-day period, net of expenses, by the average number of shares outstanding during the period, and expressing the result as an annualized percentage (assuming semi-annual compounding) of the net asset value per share at the end of the period. Yield quotations are calculated according to the following formula:

         YIELD = 2 [(a-b + 1)6 - 1]

                           cd

where "a" equals dividends and interest earned during the period; "b" equals expenses accrued for the period, net of reimbursements; "c" equals the average daily number of shares outstanding during the period that are entitled to receive dividends and "d" equals the maximum offering price per share on the last day of the period.

         Except as noted below, in determining net investment income earned during the period ("a" in the above formula), the Fund calculates interest earned on each debt obligation held by it during the period by (1) computing the obligation's yield to maturity, based on the market value of the obligation (including actual accrued interest) on the last business day of the period or, if the obligation was purchased during the period, the purchase price plus accrued interest; (2) dividing the yield to maturity by 360 and multiplying the resulting quotient by the market value of the obligation (including actual accrued interest). Once interest earned is calculated in this fashion for each debt obligation held by the Fund, net investment income is then determined by totaling all such interest earned.

         For purposes of these calculations, the maturity of an obligation with one or more call provisions is assumed to be the next date on which the obligation reasonably can be expected to be called or, if none, the maturity date.

Other information

         Performance data of the Fund quoted in advertising and other promotional materials represents past performance and is not intended to predict or indicate future results. The return and principal value of an investment in the Fund will fluctuate, and an investor's redemption proceeds may be more or less than the original investment amount. In advertising and promotional materials the Fund may compare its performance with data published by Lipper Analytical Services, Inc. ("Lipper") or CDA Investment Technologies, Inc. ("CDA"). The Fund also may refer in such materials to mutual fund performance rankings and other data, such as comparative asset, expense and fee levels, published by Lipper or CDA. Advertising and promotional materials also may refer to discussions of the Fund and comparative mutual fund data and ratings reported in independent periodicals including, but not limited to, The Wall Street Journal, Money Magazine, Forbes, Business Week, Financial World and Barron's.

                                                GENERAL INFORMATION

         The Trust has no business history prior to the offering of the first of its series of shares. The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest and to divide or combine the shares into a greater or lesser number of shares without thereby changing the proportionate beneficial interest in the Fund. Each share represents an interest in the Fund proportionately equal to the interest of each other share. Upon the Fund's liquidation, all shareholders would share pro rata in the net assets of the Fund available for distribution to shareholders.

         The Declaration of Trust does not require the issuance of stock certificates. If stock certificates are issued, they must be returned by the registered owners prior to the transfer or redemption of shares represented by such certificates.

         If they deem it advisable and in the best interest of shareholders, the Board of Trustees may create additional series of shares which differ from each other only as to dividends. The Board of Trustees has created two series of shares, and may create additional series in the future, which have separate assets and liabilities. Income and operating expenses not specifically attributable to a particular Fund are be allocated fairly among the Funds by the Trustees, generally on the basis of the relative net assets of each Fund.

         Rule 18f-2 under the 1940 Act provides that as to any investment company which has two or more series outstanding and as to any matter required to be submitted to shareholder vote, such matter is not deemed to have been effectively acted upon unless approved by the holders of a "majority" (as defined in the Rule) of the voting securities of each series affected by the matter. Such separate voting requirements do not apply to the election of Trustees or the ratification of the selection of accountants. The Rule contains special provisions for cases in which an advisory contract is approved by one or more, but not all, series. A change in investment policy may go into effect as to one or more series whose holders so approve the change even though the required vote is not obtained as to the holders of other affected series.

         The Fund's custodian, Star Bank, 425 Walnut Street, Cincinnati, Ohio 45202 is responsible for holding the Funds' assets. American Data Services, P.O. Box 5536, Hauppage NY 11788 acts as the Fund's accounting services agent. The Fund's independent accountants, , LLP, 555 Fifth Avenue, New York, NY 10017, assist in the preparation of certain reports to the Securities and Exchange Commission and the Fund's tax returns.

         Shares of the Fund owned by the Trustees and officers as a group were less than 1% at September 15, 1997.

                                                     APPENDIX

                                              Description of Ratings

Moody's Investors Service, Inc.: Corporate Bond Ratings

         Aaa--Bonds which are rated Aaa are judged to be of the best quality and carry the smallest degree of investment risk. Interest payments are protected by a large or by an exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

         Aa---Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities.

         Moody's applies numerical modifiers "1", "2" and "3" to both the Aaa and Aa rating classifications. The modifier "1" indicates that the security ranks in the higher end of its generic rating category; the modifier "2" indicates a mid-range ranking; and the modifier "3" indicates that the issue ranks in the lower end of its generic rating category.

         A--Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

         Baa--Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great period of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Standard & Poor's Corporation: Corporate Bond Ratings

         AAA--This is the highest rating assigned by Standard & Poor's to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

         AA--Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree.

         A--Bonds rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

         BBB--Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category.

Commercial Paper Ratings

         Moody's commercial paper ratings are assessments of the issuer's ability to repay punctually promissory obligations. Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers: Prime 1--highest quality; Prime 2--higher quality; Prime 3--high quality.

         A Standard & Poor's commercial paper rating is a current assessment of the likelihood of timely payment. Ratings are graded into four categories, ranging from "A" for the highest quality obligations to "D" for the lowest.

         Issues assigned the highest rating, A, are regarded as having the greatest capacity for timely payment. Issues in this category are delineated with the numbers "1", "2" and "3" to indicate the relative degree of safety. The designation A-1 indicates that the degree of safety regarding timely payment is either overwhelming or very strong. A "+" designation is applied to those issues rated "A-1" which possess extremely strong safety characteristics. Capacity for timely payment on issues with the designation "A-2" is strong. However, the relative degree of safety is not as high as for issues designated A-1. Issues carrying the designation "A-3" have a satisfactory capacity for timely payment. They are, however, somewhat more vulnerable to the adverse effect of changes in circumstances than obligations carrying the higher designations.

                                                      PART C
                                                 OTHER INFORMATION

Item 24.  Financial Statements and Exhibits.
         (a)      Financial Statements:

         The following financial statements are included in Part B of Pre-Effective Amendment No. 2 to the Registration Statement and incorporated herein by reference:

         Statement of Assets and Liabilities, February 25, 1997
         Notes to Statement of Assets and Liabilities

         (b)      Exhibits:
                  (1)      Agreement and Declaration of Trust (1)
                  (2)      By-Laws (1)
                  (3)      Not applicable
                  (4)      Specimen stock certificates (3)
                  (5)      Form of Investment Advisory Agreement (2)
                  (6)      Distribution Agreement (2)
                  (7)      Not applicable
                  (8)      Custodian Agreement (3)
                  (9)      (1) Administration Agreement with Investment Company
                                    Administration Corporation (2)
                           (2) Fund Accounting Service Agreement (2)
                           (3) Transfer Agency and Service Agreement (2)
                  (10)     Opinion and consent of counsel (3)
                  (11)     Consent of Independent Auditors (3)
                  (12)     Not applicable
                  (13)     Investment letters (3)
                  (14)     Individual Retirement Account forms (5)
                  (15)     Distribution Plan (4)
                  (16)     Not applicable

         (1) Previously filed with the Registration Statement on Form N-1A(File No. 333-17391) on December 6, 1996 and incorporated herein by reference.

         (2) Previously filed with Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A(File No. 333-17391) on January 29, 1997 and incorporated herein by reference.

         (3) Previously filed with Pre-Effective Amendment No. 2 to the Registration Statement on Form N-1A(File No. 333-17391) on February
28, 1997 and incorporated herein by reference.

         (4) Previously filed with Post-Effective Amendment No. 2 to the

Registration Statement on Form N-1A(File No. 333-17391) on May 1,
1997 and incorporated herein by reference.

         (5) To be filed by amendment.

Item 25.  Persons Controlled by or under Common Control with
Registrant.

         None.

Item 26.  Number of Holders of Securities.


         As of August 31, 1997, there were 117 holders of shares of beneficial interest of the American Trust Allegiance Fund series of the Registrant, 9 holders of shares of the InformationTech 100 Fund series, 160 holders of shares of the Kaminski Poland Fund series and 92 holders of shares of the Ridgeway-Helms Millenium Fund series.

Item 27.  Indemnification.

         Article VI of Registrant's By-Laws states as follows:
         Section 1. AGENTS, PROCEEDINGS AND EXPENSES. For the purpose of this Article, "agent" means any person who is or was a Trustee, officer, employee or other agent of this Trust or is or was serving at the request of this Trust as a Trustee, director, officer, employee or agent of another foreign or domestic corporation, partnership, joint venture, trust or other enterprise or was a Trustee, director, officer, employee or agent of a foreign or domestic corporation which was a predecessor of another enterprise at the request of such predecessor entity; "proceeding" means any threatened, pending or completed action or proceeding, whether civil, criminal, administrative or investigative; and "expenses" includes without limitation attorney's fees and any expenses of establishing a right to indemnification under this Article.

         Section 2. ACTIONS OTHER THAN BY TRUST. This Trust shall indemnify any person who was or is a party or is threatened to be made a party to any proceeding (other than an action by or in the right of this Trust) by reason of the fact that such person is or was an agent of this Trust, against expenses, judgments, fines, settlements and other amounts actually and reasonably incurred in connection with such proceeding, if it is determined that person acted in good faith and reasonably believed:

         (a) in the case of conduct in his official capacity as a Trustee of the Trust, that his conduct was in the Trust's best interests, and

         (b) in all other cases, that his conduct was at least not opposed to the Trust's best interests, and

         (c) in the case of a criminal proceeding, that he had no reasonable cause to believe the conduct of that person was unlawful.

         The termination of any proceeding by judgment, order, settlement, conviction or upon a plea of nolo contendere or its equivalent shall not of itself create a presumption that the person did not act in good faith and in a manner which the person reasonably believed to be in the best interests of this Trust or that the person had reasonable cause to believe that the person's conduct was unlawful.

         Section 3. ACTIONS BY THE TRUST. This Trust shall indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action by or in the right of this Trust to procure a judgment in its favor by reason of the fact that that person is or was an agent of this Trust, against expenses actually and reasonably incurred by that person in connection with the defense or settlement of that action if that person acted in good faith, in a manner that person believed to be in the best interests of this Trust and with such care, including reasonable inquiry, as an ordinarily prudent person in a like position would use under similar circumstances.

         Section 4. EXCLUSION OF INDEMNIFICATION. Notwithstanding any provision to the contrary contained herein, there shall be no right to indemnification for any liability arising by reason of willful misfeasance, bad faith, gross negligence, or the reckless disregard of the duties involved in the conduct of the agent's office with this Trust.

         No indemnification shall be made under Sections 2 or 3 of this Article:


         (a) In respect of any claim, issue, or matter as to which that person shall have been adjudged to be liable on the basis that personal benefit was improperly received by him, whether or not the benefit resulted from an action taken in the person's official capacity; or


         (b) In respect of any claim, issue or matter as to which that person shall have been adjudged to be liable in the performance of that person's duty to this Trust, unless and only to the extent that the court in which that action was brought shall determine upon application that in view of all the circumstances of the case, that person was not liable by reason of the disabling conduct set forth in the preceding paragraph and is fairly and reasonably entitled to indemnity for the expenses which the court shall determine; or

         (c) of amounts paid in settling or otherwise disposing of a threatened or pending action, with or without court approval, or of expenses incurred in defending a threatened or pending action which is settled or otherwise disposed of without court approval, unless the required approval set forth in Section 6 of this Article is obtained.

         Section 5. SUCCESSFUL DEFENSE BY AGENT. To the extent that an agent of this Trust has been successful on the merits in defense of any proceeding referred to in Sections 2 or 3 of this Article or in defense of any claim, issue or matter therein, before the court or other body before whom the proceeding was brought, the agent shall be indemnified against expenses actually and reasonably incurred by the agent in connection therewith, provided that the Board of Trustees, including a majority who are disinterested, non-party Trustees, also determines that based upon a review of the facts, the agent was not liable by reason of the disabling conduct referred to in Section 4 of this Article.

         Section 6. REQUIRED APPROVAL. Except as provided in Section 5 of this Article, any indemnification under this Article shall be made by this Trust only if authorized in the specific case on a determination that indemnification of the agent is proper in the circumstances because the agent has met the applicable standard of conduct set forth in Sections 2 or 3 of this Article and is not prohibited from indemnification because of the disabling conduct set forth in Section 4 of this Article, by:


         (a) A majority vote of a quorum consisting of Trustees who are not parties to the proceeding and are not interested persons of the Trust (as defined in the Investment Company Act of 1940); or


         (b)      A written opinion by an independent legal counsel.

         Section 7. ADVANCE OF EXPENSES. Expenses incurred in defending any proceeding may be advanced by this Trust before the final disposition of the proceeding upon a written undertaking by or on behalf of the agent, to repay the amount of the advance if it is ultimately determined that he or she is not entitled to indemnification, together with at least one of the following as a condition to the advance: (i)security for the undertaking; or (ii) the existence of insurance protecting the Trust against losses arising by reason of any lawful advances; or (iii) a determination by a majority of a quorum of Trustees who are not parties to the proceeding and are not interested persons of the Trust, or by an independent legal counsel in a written opinion, based on a review of readily available facts that there is reason to believe that the agent ultimately will be found entitled to indemnification. Determinations and authorizations of payments under this Section must be made in the manner specified in Section 6 of this Article for determining that the indemnification is permissible.

         Section 8. OTHER CONTRACTUAL RIGHTS. Nothing contained in this Article shall affect any right to indemnification to which persons other than Trustees and officers of this Trust or any subsidiary hereof may be entitled by contract or otherwise.

         Section 9. LIMITATIONS. No indemnification or advance shall be made under this Article, except as provided in Sections 5 or 6 in any circumstances where it appears:

         (a) that it would be inconsistent with a provision of the Agreement and Declaration of Trust of the Trust, a resolution of the shareholders, or an agreement in effect at the time of accrual of the alleged cause of action asserted in the proceeding in which the expenses were incurred or other amounts were paid which prohibits or otherwise limits indemnification; or

         (b) that it would be inconsistent with any condition expressly imposed by a court in approving a settlement.

         Section 10. INSURANCE. Upon and in the event of a determination by the Board of Trustees of this Trust to purchase such insurance, this Trust shall purchase and maintain insurance on behalf of any agent of this Trust against any liability asserted against or incurred by the agent in such capacity or arising out of the agent's status as such, but only to the extent that this Trust would have the power to indemnify the agent against that liability under the provisions of this Article and the Agreement and Declaration of Trust of the Trust.

         Section 11. FIDUCIARIES OF EMPLOYEE BENEFIT PLAN. This Article does not apply to any proceeding against any Trustee, investment manager or other fiduciary of an employee benefit plan in that person's capacity as such, even though that person may also be an agent of this Trust as defined in Section 1 of this Article. Nothing contained in this Article shall limit any right to indemnification to which such a Trustee, investment manager, or other fiduciary may be entitled by contract or otherwise which shall be enforceable to the extent permitted by applicable law other than this Article.

Item 28.  Business and Other Connections of Investment Adviser.
         The information required by this item with respect to American Trust Company is as follows:
                  American Trust Company is a trust company chartered under the laws of the State of New Hampshire. Its President and Director, Paul H. Collins, is a director of:
                  MacKenzie-Childs, Ltd.
                  3260 State Road 90
                  Aurora, New York 13026

                  Great Northern Arts
                  Castle Music, Inc.
                  World Family Foundation
                  all with an address at
                  Gordon Road, Middletown, New York

         Robert E. Moses, a Director of American Trust Company, is a director of:

                  Mascoma Mutual Hold Corp.
                  One The Green
                  Lebanon, NH 03766

         Information required by this item is contained in the Form ADV of the following entities and is incorporated herein by reference:

         Name of investment adviser                    File No.


         Bay Isle Financial Corporation                801-27563
         Kaminski Asset Management, Inc.               801-53485
         Ridgeway Helms Investment Management          801-49884
         Rockhaven Asset Management, LLC               801-54084
         Chase Investment Counsel Corp.                801-3396
         Avatar Investors Associates Corp.             801-7061
         The Edgar Lomax Company                       801-19358


Item 29.  Principal Underwriters.

         (a) The Registrant's principal underwriter also acts as principal underwriter for the following investment companies:

                  Fremont Mutual Funds
                  Guinness Flight Investment Funds, Inc.
                  Jurika & Voyles Mutual Funds

                  Kayne Anderson Mutual Funds
                  LMH Fund, Inc.
                  Masters' Select Investment Trust
                  PIC Investment Trust
                  Professionally Managed Portfolios
                  Rainier Investment Management Mutual Funds
                  RNC Mutual Fund Group
                  O'Shaughnessy Funds, Inc.

         (b) The following information is furnished with respect to the officers and directors of First Fund Distributors, Inc.:

                               Position and Offices    Position and
Name and Principal             with Principal          Offices with
Business Address               Underwriter             Registrant
------------------             --------------------    -----------
Robert H. Wadsworth            President               Vice
4455 E. Camelback Road         and Treasurer           President
Suite 261E
Phoenix, AZ  85018

Eric M. Banhazl                Vice President          President,
2025 E. Financial Way                                  Treasurer
Glendora, CA 91741                                     and Trustee

Steven J. Paggioli             Vice President &        Vice
479 West 22nd Street           Secretary               President
New York, New York 10011

         (c)  Not applicable.

Item 30. Location of Accounts and Records.


         The accounts, books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are in the possession of the following persons:

         (a) the documents required to be maintained by paragraph (4) of Rule 31a-1(b) will be maintained by the Registrant;

         (b) the documents  required to be  maintained  by paragraphs  (5), (6),
(10) and (11) of Rule 31a-1(b) will be maintained by the respective investment advisors:


American Trust Company, One Court Street, Lebanon, NH 03766
Avatar Investors Associates Corp., 900 Third Ave., New York, NY 10022

Bay Isle Financial Corporation, 160 Sansome Street, San Francisco, CA
                  94104
Chase Investment Counsel Corp., 300 Preston Avenue, Charlottesville,
                  VA 22902
Kaminski Asset Management, Inc., 210 snd Street, North, #050,
                  Minneapolis, MN 55401
The Edgar Lomax Company, 6564 Loisdale Court, Springfield, VA 22150 Ridgeway Helms Investment Management, 303 Twin Dolphin Drive, Redwood
                  Shores, CA 94065
Rockhaven Asset Management, 100 First Avenue, Suite 1050, Pittsburgh,
                  PA 15222


         (c) all other documents will be maintained by Registrant's custodian, Star Bank, 425 Walnut Street, Cincinnati, OH 45202.

Item 31. Management Services.


         Not applicable.

Item 32. Undertakings.

         Registrant hereby undertakes to:


         (a) File a post-effective amendment for the Edgar Lomax Value Fund series, using financial statements which may not be certified, within four to six months of the effective date of this Registration Statement as such requirement is interpreted by the staff of the Commission; and


         (b) Furnish each person to whom a Prospectus is delivered a copy of Registrant's latest annual report to shareholders, upon request and without charge.

         (c) If requested to do so by the holders of at least 10% of the Trust's outstanding shares, call a meeting of shareholders for the purposes of voting upon the question of removal of a director and assist in communications with other shareholders.

         (d) On behalf of each of its series, to change any disclosure of past performance of an Advisor to a series to conform to changes in the position of the staff of the Commission with respect to such presentation.

                                                    SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Amendment to the Registration Statement on Form N-1A of Advisors Series Trust to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Phoenix and State of Arizona on the 18th day of August, 1997.

                                       ADVISORS SERIES TRUST


                                       By   /s/ Eric M. Banhazl*
                                       Eric M. Banhazl
                                       President

         This Amendment to the Registration Statement on Form N-1A of Advisors Series Trust has been signed below by the following persons in the capacities indicated on August 18, 1997.




/s/ Eric M. Banhazl*                   President, Principal Financial
Eric M. Banhazl                        and Accounting Officer, and Trustee



/s/ Walter E. Auch Sr.*                              Trustee
Walter E. Auch, Sr.


/s/ Donald E. O'Connor*                              Trustee
Donald E. O'Connor


/s/ George T. Wofford III*                           Trustee
George T. Wofford III

* /s/ Robert H. Wadsworth
By: Robert H. Wadsworth
      Attorney in Fact


                                                        C-8